Note 3 - Trade Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3—
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2019	2018
Trade accounts receivable	11,807	12,907
Notes receivable	1,013	408
Less: allowance for doubtful accounts	(1,490)	(1,405)
Total	11,330	11,910
Less current portion	(11,328)	(11,884)
Total long-term portion	2	26

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.

Bad debt expenses amount to a net cost of
€84
thousand, a net cost of
€362
thousand and
€107
thousand, respectively for the years ended
December 31, 2019,
2018
and
2017.

Long term portion consists of sales type leases of medical devices.

Future minimum payments to be received over the
five
coming years are as follows:

Sales type leases
2020	12
2021	2
2022	-
2023	-
2024	-
Total minimum payments	14